Fair Value Measurements (Details)	Dec. 31, 2022 USD ($)
Fair Value Measurements
Embedded derivative	$ 273,534
Recurring | Reported Value Measurement [Member]
Fair Value Measurements
Embedded derivative	273,534
Recurring | Level 3 | Estimate of Fair Value Measurement [Member]
Fair Value Measurements
Embedded derivative	$ 273,534